Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense And Other Assets Current [Abstract]
Advances for working capital purposes	$ 7,250	$ 8,250
Insurance claims	4,785	0
Voyage charters deferred contract costs and other	791	1,086
Total prepaid expenses and other current assets	$ 12,826	$ 9,336